10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 13,791	$ 406,867	$ 392,702	$ 392,702
Restricted cash	1,125
Liabilities
Stock subscription liability		1,000,000
BookValue
Assets
Cash	13,718	385,628
Restricted cash	1,125
Liabilities
Current and non-current portion of debt	1,681,989
Current and non-current portion of convertible notes, net	230,583
Share settled debt	7,493,066
Stock subscription liability		1,000,000
FairValue
Assets
Cash	13,718	385,628
Restricted cash	1,125
Liabilities
Current and non-current portion of debt	1,681,989
Current and non-current portion of convertible notes, net	230,583
Share settled debt	7,493,066
Stock subscription liability		$ 1,000,000